Shareholder Fees - FidelitySAICanadaEquityIndexFund-PRO	Jul. 10, 2024 USD ($)
FidelitySAICanadaEquityIndexFund-PRO | Fidelity SAI Canada Equity Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none